Accumulated Other Comprehensive (Loss) Income (AOCI)	12 Months Ended
Dec. 31, 2025
Reclassification Adjustments Out of Accumulated Other Comprehensive Income (AOCI) [Abstract]
Accumulated Other Comprehensive (Loss) Income (AOCI)	ACCUMULATED OTHER COMPREHENSIVE (LOSS)
INCOME (AOCI)

	Pension Plans	Hedges	Financial Statement Translation	Total
2023	$(28)	$39	$(427)	$(416)
OCI	43	26	236	305
Income taxes	(11)	(7)	(110)	(128)
Reclassifications to:
Cost of sales	—	(31)	—	(31)
Interest expense	—	(4)	—	(4)
Other income	—	—	(35)	(35)
Income taxes	—	8	8	16
Net OCI	$32	$(8)	$99	$123
2024	$4	$31	$(328)	$(293)
OCI	93	37	(562)	(432)
Income taxes	(27)	(4)	125	94
Reclassifications to:
Cost of sales	—	(25)	—	(25)
Interest expense	—	(3)		(3)
Other income	—	—	(44)	(44)
Income taxes	—	6	10	16
Net OCI	$66	$11	$(471)	$(394)
2025	$70	$42	$(799)	$(687)